SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESTRICTED ORDINARY SHARES HELD BY THE COMPANY'S EMPLOYEES

A summary of the Company’s restricted ordinary shares held by the Company’s employees for the years ended December 31, 2022 and 2023 is presented below:

	Number of shares	Weighted average grant date fair value
Unvested as of January 1, 2022	8,014,677	4.71
Granted	3,822,089	0.66
Vested	(1,755,548)	7.45
Forfeited	(5,104,733)	2.21
Unvested as of December 31, 2022	4,976,485	3.20
Granted	860,000	0.29
Vested	(2,001,838)	1.07
Forfeited	(1,031,670)	1.04
Unvested as of December 31, 2023	2,802,977	4.62

SCHEDULE OF COMPENSATION EXPENSES RECOGNIZED

Total compensation expenses recognized for restricted ordinary shares for the years ended December 31, 2021, 2022 and 2023 were allocated to the following expense items:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Research and development expenses	8,618	(5,158)	654
General and administrative expenses	112,218	59,133	10,868
Selling and marketing expenses	4,191	1,275	1,851
Total restricted ordinary shares compensation expenses	125,027	55,250	13,373

SCHEDULE OF SHARE OPTIONS ACTIVITIES

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2022	22,069,770	0.25
Forfeited	(755,960)	0.34
Exercised	(3,718,773)	0.25
Outstanding as of December 31, 2022	17,595,037	0.24
Forfeited	(721,728)	0.15
Exercised	(3,731,723)	0.17		3,881
Outstanding as of December 31, 2023	13,141,586	0.26
Vested and expected to vest as of December 31, 2023	13,141,586	0.26	3.91	26,256
Exercisable as of December 31, 2023	12,255,508	0.23	2.60	25,994

SCHEDULE OF FAIR VALUE ASSUMPTIONS

The fair values of the options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

Grant dates:	2021
Risk free rate of return	1.06%-1.57%
Volatility	48.76%-49.21%
Expected dividend yield	0%
Exercise multiple	2.20
Fair value of underlying ordinary share	US$1.45- US$16.70
Expiration terms	10 years

Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF COMPENSATION EXPENSES RECOGNIZED

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	507	(621)	3
Research and development expenses	9,946	(795)	1,006
Selling and marketing expenses	16,960	(765)	6,068
General and administrative expenses	109,530	54,393	1,788
Total share option compensation expenses	136,943	52,212	8,865